Note 27 - Movements by Class of Provision (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Operational Risk [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		€ 42		€ 89
Changes in the group of consolidated companies		0		0
New provisions		14		62
Amounts used		3		2
Unused amounts reversed		8		106
Effects from exchange rate fluctuations/ Unwind of discount		0		0
Transfers		0		0
Balance as of, end period		45		42
Civil Litigations [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		644		355
Changes in the group of consolidated companies		0		0
New provisions		285		475
Amounts used		136		112
Unused amounts reversed		166		78
Effects from exchange rate fluctuations/ Unwind of discount		1		6
Transfers		(1)		(1)
Balance as of, end period		627		644
Regulatory Enforcement [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		475		492
Changes in the group of consolidated companies		0		0
New provisions		290		110
Amounts used		216		113
Unused amounts reversed		0		40
Effects from exchange rate fluctuations/ Unwind of discount		23		26
Transfers		(3)		0
Balance as of, end period		570		475
Restructuring [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		582		676
Changes in the group of consolidated companies		0		0
New provisions		3		302
Amounts used		201		339
Unused amounts reversed		137		58
Effects from exchange rate fluctuations/ Unwind of discount		0		1
Transfers		1		0
Balance as of, end period		248		582
Other [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		448		396
Changes in the group of consolidated companies		0		2
New provisions		653		641
Amounts used		582		470
Unused amounts reversed		110		151
Effects from exchange rate fluctuations/ Unwind of discount		1		7
Transfers		(13)		24
Balance as of, end period		398		448
Total [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period		2,192	[1]	2,007
Changes in the group of consolidated companies	[1]	0		2
New provisions	[1]	1,246		1,590
Amounts used	[1]	1,138		1,036
Unused amounts reversed	[1]	421		434
Effects from exchange rate fluctuations/ Unwind of discount	[1]	26		40
Transfers	[1]	(16)		22
Balance as of, end period	[1]	€ 1,888		€ 2,192

[1]	For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed.